Nature of business and organization (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of subsidiaries

Name	Background	Ownership
Chao Qiang Holdings Limited (“CQ BVI”)	● A British Virgin Islands company ● Incorporated on December 14, 2015 ● A holding company	100% owned by CDT Cayman
CDT Environmental Technology Group Limited (“CDT BVI”)	● A British Virgin Islands company ● Incorporated on June 26, 2015 ● A holding company	100% owned by CDT Cayman
Ultra Leader Investments Limited (“Ultra HK”)	● A Hong Kong company ● Incorporated on February 27, 2015 ● A holding company	100% owned by CQ BVI
CDT Environmental Technology (Hong Kong) Limited (“CDT HK”)	● A Hong Kong company ● Incorporated on July 30, 2015 ● A holding company	100% owned by CDT BVI
Shenzhen CDT Environmental Technology Co., Ltd. (“Shenzhen CDT”)

● A PRC limited liability company

● Incorporated on August 27, 2012

● Registered capital of RMB 60,000,000

● Developing, producing, selling and installing sewage treatment systems and providing sewage treatment services

100% collectively owned by Ultra HK (15%) and CDT HK (85%)
Beijing CDT Environmental Technology Co., Ltd. (“BJ CDT”)	● A PRC limited liability company ● Incorporated on April 25, 2016 ● Registered capital of RMB 20,000,000 ● Providing sewage treatment services	100% owned by Shenzhen CDT
Fuzhou LSY Environmental Technology Co., Ltd. (“FJ LSY”)	● A PRC limited liability company ● Incorporated on March 13, 2015 ● Registered capital of RMB 5,000,000 ● Providing sewage treatment services	51% owned by Shenzhen CDT

Tianjin CDT Environmental Technology Co., Ltd. (“TJ CDT”)	● A PRC limited liability company ● Incorporated on October 22, 2014 ● Registered capital of RMB 10,000,000 ● Providing sewage treatment services	100% owned by Shenzhen CDT
Chengde CDT Environmental Technology Co., Ltd. (“CD CDT”)	● A PRC limited liability company ● Incorporated on March 26, 2015 ● Registered capital of RMB 5,000,000 ● Providing sewage treatment services	51% owned by Shenzhen CDT
Beijing Innovation CDT Environmental Technology Co., Ltd. (“BJ CX CDT”)	● A PRC limited liability company ● Incorporated on September 7, 2016 ● Registered capital of RMB 5,000,000 ● Providing sewage treatment services	51% owned by Shenzhen CDT
Baoding CDT Environmental Technology Co., Ltd. (“BD CDT”)	● A PRC limited liability company ● Incorporated on October 21, 2015 ● Registered capital of RMB 5,000,000 ● Providing sewage treatment services	51% owned by Shenzhen CDT
Hengshui CDT Environmental Technology Co., Ltd. (“HS CDT”)	● A PRC limited liability company ● Incorporated on May 18, 2015 ● Registered capital of RMB 3,000,000 ● Providing sewage treatment services	51% owned by Shenzhen CDT
Guangxi CWT Environmental Technology Co., Ltd. (“GX CDT”) (2)	● A PRC limited liability company ● Incorporated on January 29, 2016 ● Registered capital of RMB 5,000,000 ● Providing sewage treatment services	51% owned by Shenzhen CDT
Huzhou CDT Environmental Technology Co., Ltd. (“HZ CDT”)	● A PRC limited liability company ● Incorporated on February 6, 2015 ● Registered capital of RMB 5,000,000 ● Providing sewage treatment services	51% owned by Shenzhen CDT
Hohhot CDT Environmental Technology Co., Ltd. (“HHHT CDT”)	● A PRC limited liability company ● Incorporated on February 11, 2015 ● Registered capital of RMB 5,000,000 ● Providing sewage treatment services	51% owned by Shenzhen CDT
Taiyuan CDT Environmental Technology Co., Ltd. (“TY CDT”)	● A PRC limited liability company ● Incorporated on March 23, 2015 ● Registered capital of RMB 5,000,000 ● Providing sewage treatment services	51% owned by Shenzhen CDT
Xiamen YDT Environmental Technology Co., Ltd. (“XM YDT”) (1)	● A PRC limited liability company ● Incorporated on April 9, 2015 ● Registered capital of RMB 5,000,000 ● Providing sewage treatment services	51% owned by Shenzhen CDT

(1)	In January 2022, the Company disposed of its entire 51% ownership in XM YDT and transferred its ownership to a third party for consideration of approximately $5,000. The disposal of XM YDT did not have a material impact on the Company’s consolidated financial statements.

(2)	In March 2024, the Company disposed of its entire 51% ownership in GX CDT and transferred its ownership to Chun’E Zhao, the legal representative of GX CDT for consideration of RMB 500. The disposal of GX CDT did not have a material impact on the Company’s consolidated financial statements.